Property, Plant and Equipment Mining Assets Under Construction (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 10,998	R 8,327	R 7,598
Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,434	3,247
Hidden Valley | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,215	865
Moab Khotsong Zaaiplaats | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	962	794
Doornkop 207 level | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	197
Doornkop 212 level | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	303	54
Mponeng | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	890	16
Eva Copper operations and related assets | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	807	0
Moab Khotsong Sungazer 2 | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,004	0
Mine waste solutions Kareerand TSF Expansion Project | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	203	960
Eva Copper Early Works Project | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	747
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 23	R 37